Note 15 - Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Share-Based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity [Table Text Block]
	Non-vested Shares
	Shares	Weighted-Average Grant Date Fair Value
Non-vested at beginning of year	-
Granted	166	0.18
Vested	(166)	0.18
Forfeited	-	-
Non-vested at end of year	-	$-

Share-Based Payment Arrangement, Option, Activity [Table Text Block]
	Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value ($)
Outstanding at beginning of year	23,215	$0.42
Granted	1,450	0.19
Exercised	(485)	0.17
Forfeited/Expired	-	-
Outstanding at end of year	24,180	0.41	3.6	$542
Vested at end of year	22,943	$0.42	3.3	$489

Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Year ended December 31,
	2022	2021
Expected option term (in years) [1]	5	4
Expected volatility factor [2]	143.9 - 155.9%	141.1%
Risk-free interest rate [3]	3.05 - 4.09%	0.36%
Expected annual dividend yield	0%	0%

Share-Based Payment Arrangement, Option, Exercise Price Range [Table Text Block]
	Options Outstanding			Options Vested
Range of Exercise Prices	Number Outstanding at December 31, 2022	Wtd. Avg. Exercise Price	Wtd. Avg. Remaining Contractual Life	Number Exercisable at December 31, 2022	Wtd. Avg. Exercise Price	Wtd. Avg. Remaining Contractual Life
$0.171 - $0.33	10,254	$0.18	4.5	9,017	$0.18	3.7
$0.50 - $0.75	13,553	0.54	3.0	13,553	0.54	3.0
$1.98 - $2.97	373	2.02	1.5	373	2.02	1.5
	24,180	$0.41	3.6	22,943	$0.42	3.3